Document And Entity Information	Sep. 27, 2025
Document Information Line Items
Entity Central Index Key	0000041719
Document Type	8-K
Document Period End Date	Sep. 27, 2025
Entity Registrant Name	Magnera Corporation
Entity Incorporation, State or Country Code	PA
Entity File Number	001-03560
Entity Tax Identification Number	23-0628360
Entity Address, Address Line One	9335 Harris Corners Pkwy, Ste 300,
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28269
City Area Code	866
Local Phone Number	866-744-7380
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MAGN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false